Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

30.  Commitments and contingencies

 Capital commitments

Capital expenditure contracted for at the end of the year but not yet incurred is as follows:

	2018	2019
	RMB	RMB

Purchase of automobiles for future leases	7,007	—

	7,007	—

Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, balance sheets, results of operations or cash flows. From time to time, the Group may be subject to legal proceedings, investigations and claims incidental to our business conduct.